UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

 (Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

 (Address of principal executive offices) (Zip code)

Diane J. Drake

 Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

 Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

 Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VAUGHAN NELSON FUNDS

 Vaughan Nelson Emerging Markets Opportunities Fund

(Investor Class – ADVKX)

 (Institutional Class - ADVMX)

Vaughan Nelson International Small Cap Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

SEMI-ANNUAL REPORT

APRIL 30, 2023

Vaughan Nelson Funds

 Each a series of Investment Managers Series Trust

Table of Contents

Vaughan Nelson Emerging Markets Opportunities Fund
Schedule of Investments	1
Vaughan Nelson International Small Cap Fund
Schedule of Investments	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Expense Examples	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.im.natixis.com/us/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	BRAZIL — 5.7%
77,908	Ambipar Participacoes e Empreendimentos S/A	$320,204
139,731	Cury Construtora e Incorporadora S.A.	346,820
39,525	Hypera S.A.	295,182
59,632	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	269,837
40,251	SLC Agricola S.A.	351,040
145,046	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	355,360
		1,938,443
	CHINA — 17.1%
13,067	Autohome, Inc. - ADR	387,436
252,208	China International Capital Corp. Ltd. - Class H [1]	529,953
376,597	China Yongda Automobiles Services Holdings Ltd.	253,265
197,692	ENN Natural Gas Co., Ltd. - Class A	580,258
411,600	Focus Media Information Technology Co., Ltd. - Class A	383,309
143,970	Haitian International Holdings Ltd.	374,072
91,395	Longshine Technology Group Co., Ltd. - Class A	316,800
382,550	Maoyan Entertainment *,1	425,841
316,885	Tingyi Cayman Islands Holding Corp.	553,771
255,160	Tongcheng Travel Holdings Ltd. *	542,774
569,515	Topsports International Holdings Ltd. [1]	507,686
78,978	Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	437,152
204,645	Yadea Group Holdings Ltd. [1]	478,463
		5,770,780
	COLOMBIA — 0.8%
24,100	Geopark Ltd.	263,413
	HONG KONG — 2.1%
121,843	China Mengniu Dairy Co., Ltd. *	491,825
144,945	ESR Group Ltd. [1]	226,568
		718,393
	INDIA — 18.2%
77,886	Aegis Logistics Ltd.	373,971
148,366	Aster DM Healthcare Ltd. *,1	448,891
28,144	Brigade Enterprises Ltd.	173,090
59,145	Cholamandalam Financial Holdings Ltd.	438,943
39,835	Cyient Ltd.	576,065
16,246	Dalmia Bharat Ltd.	397,519
218,189	EPL Ltd.	467,714
316,559	Federal Bank Ltd.	524,382
256,527	India Grid Trust [1]	436,905
16,344	KEI Industries Ltd.	380,240
22,844	Mahindra & Mahindra Ltd.	343,703
160,275	Redington Ltd.	331,366

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
76,825	SIS Ltd. *	$361,535
50,684	UPL Ltd.	459,994
4,950	WNS Holdings Ltd. - ADR *	446,341
		6,160,659
	INDONESIA — 2.3%
3,373,667	Mitra Adiperkasa Tbk P.T. *	315,453
13,435,513	Pakuwon Jati Tbk P.T.	445,683
		761,136
	LUXEMBOURG — 2.0%
9,110	Befesa S.A. [1]	410,169
103,175	L'Occitane International S.A.	262,483
		672,652
	MEXICO — 4.1%
108,320	Corp Inmobiliaria Vesta S.A.B. de C.V.	342,139
299,312	Genomma Lab Internacional S.A.B. de C.V. - Class B	248,712
192,671	GMexico Transportes S.A.B. de C.V. [1]	444,399
182,630	Grupo Traxion S.A.B. de C.V. *,1	355,417
		1,390,667
	PHILIPPINES — 1.2%
69,156	ACEN Corp.	7,528
34,792	Ayala Corp.	402,977
		410,505
	POLAND — 2.4%
3,515	Dino Polska S.A. *,1	358,471
13,667	LiveChat Software S.A.	456,488
		814,959
	SINGAPORE — 0.6%
9,470	Karooooo Ltd.	212,033
	SOUTH AFRICA — 5.5%
346,165	Advtech Ltd.	346,875
12,310	AngloGold Ashanti Ltd.	329,004
20,801	Bid Corp. Ltd.	473,389
28,462	Bidvest Group Ltd.	389,840
190,236	Super Group Ltd.	333,303
		1,872,411
	SOUTH KOREA — 12.2%
14,395	Cheil Worldwide, Inc.	199,200

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
12,391	Doosan Bobcat, Inc.	$475,400
14,130	Fila Holdings Corp.	388,103
3,159	Hansol Chemical Co., Ltd.	526,548
5,347	KIWOOM Securities Co., Ltd.	375,769
32,515	NICE Information Service Co., Ltd.	279,341
5,255	Orion Corp.	569,725
4,802	Samsung Electro-Mechanics Co., Ltd.	519,313
17,735	SFA Engineering Corp.	530,086
1,587	Soulbrain Co., Ltd.	261,135
		4,124,620
	TAIWAN — 13.7%
81,200	Chroma ATE, Inc.	504,066
71,377	Elite Material Co., Ltd.	381,788
79,905	Ennoconn Corp.	653,816
79,430	Gold Circuit Electronics Ltd.	255,879
25,340	King Slide Works Co., Ltd.	341,289
264,330	King Yuan Electronics Co., Ltd.	405,681
176,786	Lite-On Technology Corp.	423,495
15,524	Lotes Co., Ltd.	445,141
32,411	Universal Vision Biotechnology Co., Ltd.	424,339
23,433	Yageo Corp. *	379,871
114,185	Zhen Ding Technology Holding Ltd.	415,975
		4,631,340
	THAILAND — 2.4%
392,720	I-TAIL Corp. PCL	235,764
4,378,848	WHA Corp. PCL	565,881
		801,645
	UNITED ARAB EMIRATES — 2.1%
271,438	Emaar Properties PJSC	440,075
51,948	Network International Holdings PLC *,1	252,787
		692,862
	UNITED KINGDOM — 2.0%
329,817	Helios Towers PLC *	431,121
15,055	Mondi PLC	238,394
		669,515
	UNITED STATES — 2.4%
45,115	Kosmos Energy Ltd. *	288,736

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
161,220	Samsonite International S.A. *,1	$510,878
		799,614
	Total Common Stocks
	(Cost $29,811,381)	32,705,647

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$1,265,449	UMB Money Market Fiduciary, 0.01%[2]	1,265,449
	Total Short-Term Investments
	(Cost $1,265,449)	1,265,449

	TOTAL INVESTMENTS — 100.5%
	(Cost $31,076,830)	33,971,096

	Liabilities in Excess of Other Assets — (0.5)%	(165,380)
	TOTAL NET ASSETS — 100.0%	$33,805,716

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,386,428, which represents 15.93% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Tech Hardware & Semiconductors	12.1%
Industrial Services	11.8%
Industrial Products	11.4%
Materials	7.9%
Real Estate	7.7%
Consumer Staple Products	7.3%
Media	7.1%
Consumer Discretionary Products	6.6%
Software & Tech Services	4.5%
Health Care	4.2%
Oil & Gas	2.7%
Financial Services	2.7%
Retail & Wholesale - Discretionary	2.7%
Retail & Wholesale - Staples	2.5%
Utilities	1.7%
Banking	1.6%
Renewable Energy	1.3%
Consumer Discretionary Services	1.0%
Total Common Stocks	96.8%
Short-Term Investments	3.7%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.3%
	AUSTRALIA — 6.0%
50,963	ALS Ltd.	$444,780
90,361	Bapcor Ltd.	394,287
188,103	Orora Ltd.	429,900
106,055	Steadfast Group Ltd.	418,101
160,182	Ventia Services Group Pty Ltd.	278,975
		1,966,043
	AUSTRIA — 1.6%
4,400	DO & Co. A.G. *	515,380
	BELGIUM — 2.6%
1,844	Ackermans & van Haaren N.V.	324,359
2,744	D'ieteren Group	516,678
		841,037
	CHINA — 0.8%
227,100	Maoyan Entertainment *,1	252,799
	DENMARK — 1.1%
4,665	Netcompany Group A/S *,1	180,545
1,805	Pandora A/S	167,074
		347,619
	FINLAND — 2.5%
37,150	Metso Outotec Oyj	410,173
12,233	Valmet Oyj	413,874
		824,047
	FRANCE — 8.4%
9,250	Alstom S.A.	232,501
2,963	Alten S.A.	503,746
17,325	Bureau Veritas S.A.	499,580
5,875	Eurazeo S.E.	419,509
2,875	Seche Environnement S.A.	328,843
1,965	Sopra Steria Group SACA	425,362
12,386	Tikehau Capital SCA	340,052
		2,749,593
	GERMANY — 3.9%
11,042	CANCOM S.E.	397,600
6,285	Hensoldt A.G.	235,725
12,736	Jenoptik A.G.	406,548
20,781	PATRIZIA S.E.	223,407
		1,263,280

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA — 1.4%
5,135	WNS Holdings Ltd. - ADR *	$463,023
	IRELAND — 1.9%
6,636	Smurfit Kappa Group PLC	245,865
113,525	Uniphar PLC *	379,042
		624,907
	ITALY — 1.2%
76,290	Seco S.p.A. *	391,824
	JAPAN — 31.1%
28,310	Ai Holdings Corp.	495,621
34,100	ASKUL Corp.	454,445
21,360	BML, Inc.	479,712
6,619	Fuji Electric Co., Ltd.	267,179
30,300	Future Corp.	387,577
31,530	G-7 Holdings, Inc.	332,462
5,400	Horiba Ltd.	297,501
31,420	Internet Initiative Japan, Inc.	650,213
15,600	JCU Corp.	368,364
8,963	JSB Co., Ltd.	285,400
22,120	Kato Sangyo Co., Ltd.	588,195
30,170	Nakanishi, Inc.	571,565
20,798	Nippon Ceramic Co., Ltd.	416,283
13,870	Okinawa Cellular Telephone Co.	309,879
21,900	Optex Group Co., Ltd.	329,648
79,760	Prestige International, Inc.	348,140
31,880	Raito Kogyo Co., Ltd.	470,223
28,046	Ship Healthcare Holdings, Inc.	494,727
21,280	Shoei Co., Ltd.	394,767
12,367	Takeuchi Manufacturing Co., Ltd.	339,396
23,470	TKC Corp.	634,332
26,730	Usen-Next Holdings Co., Ltd.	600,364
16,677	Zenkoku Hosho Co., Ltd.	612,949
		10,128,942
	JERSEY — 1.5%
47,496	JTC PLC [1]	473,796
	LUXEMBOURG — 3.2%
7,763	Befesa S.A. [1]	349,522
63,935	L'Occitane International S.A.	162,654
4,200	Majorel Group Luxembourg S.A.	136,298
7,636	Shurgard Self Storage Ltd. - REIT	394,842
		1,043,316

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY — 5.1%
5,870	Aker A.S.A. - Class A	$358,783
44,923	Atea A.S.A. *	617,122
41,356	Austevoll Seafood A.S.A.	389,466
114,200	Self Storage Group A.S.A. *	297,901
		1,663,272
	SPAIN — 1.9%
17,063	Ebro Foods S.A.	316,746
4,421	Viscofan S.A.	303,052
		619,798
	SWEDEN — 0.8%
35,629	Dometic Group A.B. [1]	255,374
	UNITED KINGDOM — 19.5%
54,855	Beazley PLC	411,547
13,950	Bunzl PLC	555,311
15,623	Computacenter PLC	452,928
21,245	CVS Group PLC	566,195
39,283	Inchcape PLC	399,919
228,460	Kin & Carta PLC *	229,695
200,003	Learning Technologies Group PLC	282,774
113,873	Marlowe PLC *	721,277
96,153	Pets at Home Group Plc	466,469
68,440	QinetiQ Group PLC	319,794
43,032	Renewi PLC *	325,156
105,656	Restore PLC	389,056
35,852	RS GROUP PLC	415,959
29,129	St. James's Place PLC	442,997
31,265	UNITE Group PLC - REIT	377,255
		6,356,332
	UNITED STATES — 0.8%
216,848	Diversified Energy Co. PLC	258,081
	Total Common Stocks
	(Cost $30,797,550)	31,038,463

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.7%
$1,193,699	UMB Money Market Fiduciary, 0.01%[2]	$1,193,699
	Total Short-Term Investments
	(Cost $1,193,699)	1,193,699

	TOTAL INVESTMENTS — 99.0%
	(Cost $31,991,249)	32,232,162

	Other Assets in Excess of Liabilities — 1.0%	329,643
	TOTAL NET ASSETS — 100.0%	$32,561,805

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,512,036, which represents 4.64% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software & Tech Services	19.3%
Industrial Services	16.8%
Retail & Wholesale - Discretionary	10.6%
Health Care	7.7%
Industrial Products	7.0%
Financial Services	6.3%
Tech Hardware & Semiconductors	4.5%
Materials	4.1%
Real Estate	3.9%
Media	3.3%
Retail & Wholesale - Staples	2.8%
Consumer Staple Products	2.7%
Insurance	2.5%
Consumer Discretionary Products	2.0%
Telecommunications	1.0%
Oil & Gas	0.8%
Total Common Stocks	95.3%
Short-Term Investments	3.7%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2023 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Assets:
Investments, at cost	$31,076,830	$31,991,249
Foreign currency, at cost	204,190	9,250
Investments, at value	$33,971,096	$32,232,162
Foreign currency, at value	208,025	9,307
Receivables:
Investment securities sold	157,142	472,131
Fund shares sold	575	3,490
Dividends and interest	35,594	261,463
Non-U.S. Tax Reimbursements	32,216	-
Prepaid expenses	11,927	20,331
Total assets	34,416,575	32,998,884

Liabilities:
Payables:
Investment securities purchased	374,305	155,366
Fund shares redeemed	13,780	224,234
Advisory fees	2,996	688
Shareholder servicing fees (Note 7)	8,236	2,197
Distribution fees (Note 8)	25	16
Fund administration fees	21,221	14,326
Transfer agent fees and expenses	4,285	3,110
Custody fees	12,142	6,104
Non-U.S. Taxes	146,632	-
Auditing fees	9,272	9,354
Trustees' deferred compensation (Note 3)	9,140	9,146
Shareholder reporting fees	5,303	6,211
Chief Compliance Officer fees	1,429	2,249
Legal fees	733	1,362
Trustees' fees and expenses	93	172
Accrued other expenses	1,267	2,544
Total liabilities	610,859	437,079

Net Assets	$33,805,716	$32,561,805

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,793,070	$45,535,881
Total distributable earnings (accumulated deficit)	(987,354)	(12,974,076)
Net Assets	$33,805,716	$32,561,805

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$33,802,726	$32,525,653
Shares of beneficial interest issued and outstanding	3,470,230	2,413,090
Net asset value per share	$9.74	$13.48
Investor Class
Net assets applicable to shares outstanding	$2,990	$36,152
Shares of beneficial interest issued and outstanding	307	2,690
Net asset value per share	$9.74	$13.44

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Investment income:
Dividends (net of foreign withholding taxes of $59,323 and $29,287, respectively)	$374,614	$366,592
Interest	55	61
Total investment income	374,669	366,653

Expenses:
Advisory fees	154,111	145,633
Shareholder servicing fees (Note 7)	17,777	26,285
Distribution fees (Note 8)	4	43
Fund administration fees	62,700	65,566
Transfer agent fees and expenses	11,042	10,194
Custody fees	36,472	18,299
Registration fees	17,852	12,775
Auditing fees	9,371	9,370
Legal fees	7,443	9,768
Chief Compliance Officer fees	5,219	5,217
Trustees' fees and expenses	4,359	4,998
Miscellaneous	2,447	3,415
Insurance fees	1,957	1,953
Shareholder reporting fees	1,934	1,505
Total expenses	332,688	315,021
Advisory fees waived	(154,111)	(145,116)
Other expenses absorbed	(129)	-
Net expenses	178,448	169,905
Net investment income (loss)	196,221	196,748

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(562,746)	(2,089,144)
Foreign currency transactions	(4,780)	9,810
Deferred non-US taxes	14,098	-
Net realized gain (loss)	(553,428)	(2,079,334)
Net change in unrealized appreciation/depreciation on:
Investments	4,308,127	6,679,620
Foreign currency translations	5,466	10,168
Deferred non-US taxes	(37,042)	-
Net change in unrealized appreciation/depreciation	4,276,551	6,689,788
Net realized and unrealized gain (loss)	3,723,123	4,610,454

Net Increase (Decrease) in Net Assets from Operations	$3,919,344	$4,807,202

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$196,221	$484,715
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	(553,428)	(496,138)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	4,276,551	(5,663,340)
Net increase (decrease) in net assets resulting from operations	3,919,344	(5,674,763)

Distributions to Shareholders:
Distributions:
Institutional Class	(357,243)	(469,041)
Investor Class	(28)	(39)
Total distributions to shareholders	(357,271)	(469,080)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	2,238,807	5,412,317
Reinvestment of distributions:
Institutional Class	354,523	466,752
Investor Class	28	39
Cost of shares redeemed:
Institutional Class	(651,545)	(3,661,566)
Net increase (decrease) in net assets from capital transactions	1,941,813	2,217,542

Total increase (decrease) in net assets	5,503,886	(3,926,301)

Net Assets:
Beginning of period	28,301,830	32,228,131
End of period	$33,805,716	$28,301,830
Capital Share Transactions:
Shares sold:
Institutional Class	240,302	573,489
Shares reinvested:
Institutional Class	38,368	44,751
Investor Class	3	4
Shares redeemed:
Institutional Class	(68,660)	(360,808)
Net increase (decrease) in capital share transactions	210,013	257,436

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$196,748	$559,729
Net realized gain (loss) on investments and foreign currency transactions	(2,079,334)	(6,359,731)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,689,788	(11,633,729)
Net increase (decrease) in net assets resulting from operations	4,807,202	(17,433,731)

Distributions to Shareholders:
Distributions:
Institutional Class	(482,787)	(383,458)
Investor Class	(412)	(253)
Total distributions to shareholders	(483,199)	(383,711)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	842,845	32,969,536
Investor Class	864	12,015
Reinvestment of distributions:
Institutional Class	470,988	371,747
Investor Class	412	254
Cost of shares redeemed:
Institutional Class	(7,054,143)	(21,609,097)
Investor Class	(157)	(255)
Net increase (decrease) in net assets from capital transactions	(5,739,191)	11,744,200

Total increase (decrease) in net assets	(1,415,188)	(6,073,242)

Net Assets:
Beginning of period	33,976,993	40,050,235
End of period	$32,561,805	$33,976,993
Capital Share Transactions:
Shares sold:
Institutional Class	65,543	2,058,153
Investor Class	67	873
Shares reinvested:
Institutional Class	37,174	21,778
Investor Class	32	15
Shares redeemed:
Institutional Class	(537,994)	(1,469,670)
Investor Class	(12)	(18)
Net increase (decrease) in capital share transactions	(435,190)	611,131

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.68	$10.73	$8.37	$8.75	$8.84	$10.74
Income from Investment Operations:
Net investment income (loss) [1]	0.06	0.16	0.20	0.15	0.17	0.12
Net realized and unrealized gain (loss)	1.11	(2.05)	2.31	(0.27)	(0.13)	(1.69)
Total from investment operations	1.17	(1.89)	2.51	(0.12)	0.04	(1.57)
Less Distributions:
From net investment income	(0.11)	(0.16)	(0.15)	(0.26)	(0.13)	(0.33)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.11)	(0.16)	(0.15)	(0.26)	(0.13)	(0.33)
Redemption fee proceeds[2]	-	-	-	-	- [3]	- [3]
Net asset value, end of period	$9.74	$8.68	$10.73	$8.37	$8.75	$8.84
Total return[4]	13.49%[5]	(17.86)%	30.19%	(1.60)%	0.48%	(15.20)%
Ratios and Supplemental Data:
Net assets, end of period (millions)	$33.8	$28.3	$32.2	$23.5	$23.7	$26.8
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.05%[6]	2.10%	2.04%	2.40%	1.64%	1.87%
After fees waived and expenses absorbed	1.10%[6]	1.10%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.26%[6]	0.64%	1.19%	0.78%	1.59%	0.62%
After fees waived and expenses absorbed	1.21%[6]	1.64%	1.88%	1.83%	1.88%	1.14%
Portfolio turnover rate	30%[5]	68%	65%	62%	48%	69%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method.
[2]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,		For the Period December 2, 2019* through October 31,
	(Unaudited)	2022	2021	2020
Net asset value, beginning of period	$8.68	$10.73	$8.36	$8.66
Income from Investment Operations:
Net investment income (loss) [1]	0.04	0.14	0.17	0.13
Net realized and unrealized gain (loss)	1.11	(2.06)	2.32	(0.19)
Total from investment operations	1.15	(1.92)	2.49	(0.06)
Less Distributions:
From net investment income	(0.09)	(0.13)	(0.12)	(0.24)
Total distributions	(0.09)	(0.13)	(0.12)	(0.24)
Net asset value, end of period	$9.74	$8.68	$10.73	$8.36
Total return[2]	13.34%[3]	(18.10)%	29.95%	(0.89)%[3]
Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.34%[5]	2.35%	2.29%	2.69%[5]
After fees waived and expenses absorbed	1.39%[5]	1.35%	1.60%	1.60%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.07)%[5]	0.40%	0.95%	0.60%[5]
After fees waived and expenses absorbed	0.88%[5]	1.40%	1.64%	1.69%[5]
Portfolio turnover rate	30%[3]	68%	65%	62%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.92	$17.88	$13.03	$12.98	$12.55	$13.72
Income from Investment Operations:
Net investment income (loss) [1]	0.07	0.19	0.17	0.13	0.19	0.15
Net realized and unrealized gain (loss)	1.67	(5.98)	4.81	0.15	0.48	(0.50)
Total from investment operations	1.74	(5.79)	4.98	0.28	0.67	(0.35)
Less Distributions:
From net investment income	(0.18)	(0.17)	(0.13)	(0.23)	(0.24)	(0.82)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.18)	(0.17)	(0.13)	(0.23)	(0.24)	(0.82)
Redemption fee proceeds[2]	-	-	-	-	- [3]	-
Net asset value, end of period	$13.48	$11.92	$17.88	$13.03	$12.98	$12.55
Total return[4]	14.67%[5]	(32.67)%	38.39%	2.11%	5.72%	(2.96)%
Ratios and Supplemental Data:
Net assets, end of period (millions)	$32.5	$33.9	$40.0	$18.0	$4.7	$4.6
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.84%[6]	1.52%	1.96%	2.74%	1.94%	1.73%
After fees waived and expenses absorbed	0.99%[6]	0.99%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.30%[6]	0.79%	0.17%	(0.50)%	0.79%	0.49%
After fees waived and expenses absorbed	1.15%[6]	1.32%	0.98%	1.09%	1.58%	1.07%
Portfolio turnover rate	30%[5]	92%	59%	68%	54%	147%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020
[1]	Based on average shares method.
[2]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,		For the Period December 2, 2019* through October 31,
	(Unaudited)	2022	2021	2020
Net asset value, beginning of period	$11.88	$17.85	$12.99	$13.30
Income from Investment Operations:
Net investment income (loss) [1]	0.06	0.15	0.13	0.08
Net realized and unrealized gain (loss)	1.66	(5.97)	4.80	(0.14)
Total from investment operations	1.72	(5.82)	4.93	(0.06)
Less Distributions:
From net investment income	(0.16)	(0.15)	(0.07)	(0.25)
Total distributions	(0.16)	(0.15)	(0.07)	(0.25)
Net asset value, end of period	$13.44	$11.88	$17.85	$12.99
Total return[2]	14.55%[3]	(32.88)%	38.00%	(0.55)%[3]
Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.09%[5]	1.77%	2.21%	2.93%[5]
After fees waived and expenses absorbed	1.24%[5]	1.24%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.05%[5]	0.54%	(0.08)%	(0.87)%[5]
After fees waived and expenses absorbed	0.90%[5]	1.07%	0.73%	0.66%[5]
Portfolio turnover rate	30%[3]	92%	59%	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2023 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) and Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Opportunities Fund and International Small Cap Fund’s primary investment objective is to provide long-term capital appreciation.

The Emerging Markets Opportunities Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Small Cap Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Fund and Emerging Markets Opportunities Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2020 – 2023 and the six months ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Opportunities Fund	0.95%
International Small Cap Fund	0.85%

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Opportunities Fund – Investor Class	1.35%
Emerging Markets Opportunities Fund – Institutional Class	1.10%
International Small Cap Fund - Investor Class	1.24%
International Small Cap Fund – Institutional Class	0.99%

This agreement is in effect until February 29, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the six months ended April 30, 2023 as stated below:

Emerging Markets Opportunities Fund	$154,240
International Small Cap Fund	145,116

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2023, the amount of these potentially recoverable expenses was $897,269 and $876,628, for the Emerging Markets Opportunities Fund and International Small Cap Fund, respectively. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
2023	233,951	261,332
2024	213,706	246,448
2025	295,372	223,732
2026	154,240	145,116
Total	$897,269	$876,628

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2023, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2023, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2023, are reported on the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2023, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Cost of Investments	$31,378,450	$32,349,306

Gross Unrealized Appreciation	$4,661,973	$2,939,135
Gross Unrealized Depreciation	(2,069,327)	(3,056,279)
Net Unrealized Appreciation/(Depreciation) on investments	$2,592,646	$(117,144)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2022, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$2,350,846	$555,140	$2,905,986
International Small Cap Fund	10,748,427	130,110	10,878,537

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Opportunities	International Small Cap
	Fund	Fund
Undistributed ordinary income	$190,872	$405,840
Undistributed long-term capital gains	-	-
Tax accumulated earnings	190,872	405,840

Accumulated capital and other losses	(2,905,986)	(10,878,537)
Unrealized appreciation (depreciation) on investments	(1,715,481)	(6,802,903)
Unrealized appreciation (depreciation) on foreign currency translations	(112,023)	(15,667)
Unrealized deferred compensation	(6,810)	(6,813)
Total accumulated earnings (deficit)	$(4,549,428)	$(17,298,080)

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2022 and 2021 were as follows:

	Emerging Markets Opportunities Fund		International Small Cap Fund
	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$469,080	$421,238	$383,711	$188,717
Net long-term capital gains	-	-	-	-
Total distributions paid	$469,080	$421,238	$383,711	$188,717

Note 5 – Redemption Fee

Effective October 1, 2019, the redemption fee for the Funds have been removed. Prior to October 1, 2019, the Funds could impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$10,977,301	$9,529,476
International Small Cap Fund	9,936,717	15,534,758

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Opportunities Fund and International Small Cap Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2023, for the Emerging Markets Opportunities Fund and International Small Cap Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2023, in valuing the Funds’ assets carried at fair value:

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$387,437	$2,438,733	$-	$2,826,170
Consumer Discretionary	346,875	3,130,853	-	3,477,728
Consumer Staples	1,060,193	2,236,275	-	3,296,468
Energy	552,149	811,123	-	1,363,272
Financials	436,906	1,870,179	-	2,307,085
Health Care	543,894	873,230	-	1,417,124
Industrials	1,822,200	4,112,027	-	5,934,227
Materials	238,395	2,966,831	-	3,205,226
Real Estate	342,138	1,814,198	-	2,156,336
Technology	968,965	5,165,259	-	6,134,224
Utilities	-	587,787	-	587,787
Total Common Stocks	6,699,152	20,006,495	-	32,705,647
Short-Term Investments	1,265,449	-	-	1,265,449
Total Investments	$7,964,601	$26,006,495	$-	$33,971,096

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$229,695	$1,163,043	$-	$1,392,738
Consumer Discretionary	721,277	4,099,944	-	4,821,221
Consumer Staples	-	1,789,524	-	1,789,524
Energy	258,081	-	-	258,081
Financials	394,841	3,986,539	-	4,381,380
Health Care	379,042	2,112,199	-	2,491,241
Industrials	626,744	6,417,953	-	7,044,697
Materials	-	1,347,182	-	1,347,182
Real Estate	-	377,255	-	377,255
Technology	1,888,273	5,246,871	-	7,135,144
Total Common Stocks	4,497,953	26,540,510	-	31,038,463
Short-Term Investments	1,193,699	-	-	1,193,699
Total Investments	$5,691,652	$26,540,510	$-	$32,232,162

*	The Fund did not hold any Level 3 securities at period end.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12- New Accounting Pronouncement and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2023 (Unaudited)

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vaughan Nelson Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These investments are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vaughan Nelson Emerging Markets Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/22	4/30/23	11/1/22 – 4/30/23
Investor Class	Actual Performance	$1,000.00	$1,133.40	$7.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.12	6.74
		11/1/22	4/30/23	11/1/22 – 4/30/23
Institutional Class	Actual Performance	1,000.00	1,134.90	5.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 1.10% for the Investor and Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Vaughan Nelson International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/22	4/30/23	11/1/22 – 4/30/23
Investor Class	Actual Performance	$1,000.00	$1,145.50	$6.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.63	6.23
		11/1/22	4/30/23	11/1/22 – 4/30/23
Institutional Class	Actual Performance	1,000.00	1,146.70	$5.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.87	4.97

*	Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Investor Class and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

This page is intentionally left blank

Vaughan Nelson Funds

 Each a series of Investment Managers Series Trust

Investment Advisor

Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 3800

Houston, Texas 77002

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

 235 West Galena Street

 Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199

FUND INFORMATION

	TICKER	CUSIP
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class	ADVKX	461 43U 500
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	ADVMX	461 41P 552
Vaughan Nelson International Small Cap Fund – Investor Class	ADVJX	461 43U 609
Vaughan Nelson International Small Cap Fund – Institutional Class	ADVLX	461 41P 412

Privacy Principles of the Vaughan Nelson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vaughan Nelson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 660-6610 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 660-6610 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 660-6610.

Vaughan Nelson Funds

P.O. Box 2175

 Milwaukee, WI 53201

Toll Free: (888) 660-6610

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/07/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/07/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/07/2023